Business Combination - Schedule of Number of RWT Shares (Details)	12 Months Ended
Dec. 31, 2024 shares
Schedule of Number of RWT Shares [Line Items]
Legacy RET Shares	1,522
RET Shares after conversion ratio	2,183,291
Preferred Stock [Member]
Schedule of Number of RWT Shares [Line Items]
Legacy RET Shares	1,232
RET Shares after conversion ratio	1,766,554
Common Class A [Member]
Schedule of Number of RWT Shares [Line Items]
Legacy RET Shares	250
RET Shares after conversion ratio	358,985
Common Class B [Member]
Schedule of Number of RWT Shares [Line Items]
Legacy RET Shares	40
RET Shares after conversion ratio	57,752